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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-588-2000

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                               Stamford, Ct                                November 14, 2006
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     60
                                                            ------------------

Form 13F Information Table Value Total:                             $2,369,140
                                                            ------------------
                                                                   (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           --------------------------         ------------------

         None.


                                                                   Andor Capital Management LLC
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                TITLE          FAIR MARKET  SHARES OR
                                 OF     CUSIP     VALUE     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                          CLASS  NUMBER (IN THOUSANDS)  AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP COM STK                COM   885535104   $73       16,500    SH      SOLE                         16,500
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC COM STK            COM   00724F101 $44,428   1,186,000   SH      SOLE                        1,186,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC ES INC CO   COM   007903107 $147,385  5,931,000   SH      SOLE                        5,931,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC CLASS A SHS NEW    COM   00845V308   $230      15,426    SH      SOLE                         15,426
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC COM ST   COM   00971T101 $79,334   1,587,000   SH      SOLE                        1,587,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC COM STK           COM   023135106  $2,570     80,000    SH      SOLE                         80,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SA DE CV MEXICO    ADRS  02364W105 $26,016    660,800    SH      SOLE                         660,800
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC CL A COM STK    COM   037604105 $33,729    685,000    SH      SOLE                         685,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC COM STK       COM   037833100 $80,829   1,050,000   SH      SOLE                        1,050,000
------------------------------------------------------------------------------------------------------------------------------------
AQUANTIVE INC COM STK            COM   03839G105   $591      25,000    SH      SOLE                         25,000
------------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INC CAD NPV     COM   001941103 $20,280    945,000    SH      SOLE                         945,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC COM STK                COM   053499109   $534      46,694    SH      SOLE                         46,694
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP CL A COM STK       COM   111320107 $77,270   2,546,800   SH      SOLE                        2,546,800
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTION    COM   192446102 $116,048  1,568,000   SH      SOLE                        1,568,000
------------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIONAL LTD A    ADRS  22943F100 $11,552    257,000    SH      SOLE                         257,000
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC COM STK                COM   232572107 $10,758    245,000    SH      SOLE                         245,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC COM STK      COM   285512109 $51,652    925,000    SH      SOLE                         925,000
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS COM STK            COM   268648102 $60,535   5,053,000   SH      SOLE                        5,053,000
------------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE IN C COM STK   COM   298736109 $11,539    470,000    SH      SOLE                         470,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                TITLE          FAIR MARKET  SHARES OR
                                 OF     CUSIP     VALUE     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                          CLASS  NUMBER (IN THOUSANDS)  AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP COM STK             COM   316869106  $6,966    200,000    SH      SOLE                         200,000
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD ADR         ADRS  34415V109 $52,476    906,000    SH      SOLE                         906,000
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC C    COM   35687M206  $1,259     33,124    SH      SOLE                         33,124
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC CL A COM STK          COM   38259P508 $164,457   409,200    SH      SOLE                         409,200
------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC COM STK        COM   38821G101 $32,326    850,000    SH      SOLE                         850,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO COM               COM   406216101 $33,287   1,170,000   SH      SOLE                        1,170,000
------------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD SPON ADR          ADRS  45104G104 $42,810   1,394,000   SH      SOLE                        1,394,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON SOLUTION I    COM   45812P107   $557     100,000    SH      SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP COM STK        COM   46612J101 $18,418   8,410,000   SH      SOLE                        8,410,000
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC COM STK     COM   48203R104  $8,208    475,000    SH      SOLE                         475,000
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP COM STK          COM   482480100 $41,802    940,000    SH      SOLE                         940,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP COM STK            COM   512807108  $9,927    219,000    SH      SOLE                         219,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC CO    COM   52729N100 $158,223  29,355,000  SH      SOLE                       29,355,000
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP COM STK        COM   565849106 $28,799    374,500    SH      SOLE                         374,500
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY GROUP LTD     COM   G5876H105 $35,060   1,810,000   SH      SOLE                        1,810,000
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTRONIC MATE RIALS INC   COM   552715104 $31,505    860,100    SH      SOLE                         860,100
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP COM STK           COM   594918104 $59,350   2,170,000   SH      SOLE                        2,170,000
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC COM STK             COM   620076109 $203,200  8,128,000   SH      SOLE                        8,128,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL-OILWELL VARCO INC COM   COM   637071101 $54,276    927,000    SH      SOLE                         927,000
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP COM STK                 COM   62886E108 $15,492    392,400    SH      SOLE                         392,400
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP COM STK              COM   67066G104 $16,656    562,900    SH      SOLE                         562,900
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC COM STK             COM   747525103 $79,174   2,178,100   SH      SOLE                        2,178,100
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP COM STK             COM   747906204   $392     180,000    SH      SOLE                         180,000
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWRKS                  COM   757209507 $10,479    755,000    SH      SOLE                         755,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                TITLE          FAIR MARKET  SHARES OR
                                 OF     CUSIP     VALUE     PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                          CLASS  NUMBER (IN THOUSANDS)  AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD           COM   760975102 $21,043    205,000    SH      SOLE                         205,000
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD USD .01 COM     COM   806857108 $44,351    715,000    SH      SOLE                         715,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY COM STK       COM   G7945J104 $65,391   2,832,000   SH      SOLE                        2,832,000
------------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY HOLDINGS INC     COM   82967H101  $4,306    179,500    SH      SOLE                         179,500
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC COM STK     COM   866810104 $58,484   11,815,000  SH      SOLE                       11,815,000
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACT    ADRS  874039100 $12,558   1,308,087   SH      SOLE                        1,308,087
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC COM STK              COM   879664100  $1,096    100,000    SH      SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS INC COM STK    COM   882508104 $67,830   2,040,000   SH      SOLE                        2,040,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM STK          COM   887317105  $2,461    135,000    SH      SOLE                         135,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                   COM   G90078109 $42,327    578,000    SH      SOLE                         578,000
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC COM     COM   895919108 $18,259    785,000    SH      SOLE                         785,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP COM STK       COM   91913Y100 $58,177   1,130,300   SH      SOLE                        1,130,300
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL LTD    COM   G95089101 $41,762   1,001,000   SH      SOLE                        1,001,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC CL A    COM   957541105   $167      80,000    SH      SOLE                         80,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP COM STK     COM   958102105 $17,774    982,000    SH      SOLE                         982,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC     COM   983759101  $4,515    350,000    SH      SOLE                         350,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC COM STK                COM   984332106 $28,187   1,115,000   SH      SOLE                        1,115,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                        $2,369,140
(in thousands)

